COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 5,051
2026	2,583
2027	224
Gross space segments services	$ 7,858